Earnings Per Share	3 Months Ended	12 Months Ended
	May 03, 2014	Feb. 01, 2014
Earnings Per Share [Abstract]
Earnings Per Share

Note 10. Earnings Per Share

All share information presented below and herein has been adjusted to reflect the stock split approved by VHC’s board of directors as of November 27, 2013. The three months ended May 3, 2014 includes the impact of 10,000,000 shares issued by the Company on November 21, 2013. As the quarter ended May 4, 2013 included a net loss, there were no dilutive securities as the impact would have been anti-dilutive.

The following is a reconciliation of basic shares to diluted shares:

	Three Months Ended
	May 3, 2014	May 4, 2013
Weighted-average shares—basic	36,723,727	26,211,130
Effect of dilutive equity securities	1,347,321	—

Weighted-average shares—diluted	38,071,048	26,211,130

Note 11. Earnings Per Share

The following is a reconciliation of weighted average basic shares to weighted average diluted shares outstanding:

	Fiscal Year Ended
	February 1, 2014	February 2, 2013	January 28, 2012
Weighted-average shares—basic	28,119,794	26,211,130	26,211,130
Effect of dilutive equity securities	153,131	—	—

Weighted-average shares—diluted	28,272,925	26,211,130	26,211,130

All share information presented above and herein has been adjusted to reflect the stock split approved by VHC’s board of directors as of November 27, 2013. The fiscal year ended February 1, 2014 includes the impact of 10,000,000 shares issued by the Company on November 21, 2013. As fiscal years ended February 2, 2013 and January 28, 2012 included net loss, there were no dilutive securities as the impact would have been anti-dilutive.